STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 233,080,869	$ 211,461,700
Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	39,062,160	54,463,690
Total investments	272,143,029	265,925,390
Receivables:
Notes receivable from participants	5,488,694	5,095,808
Employer contributions	8,185,767	10,434,728
Participant contributions	129,787	135,754
Totals	13,804,248	15,666,290
Net assets available for benefits	$ 285,947,277	$ 281,591,680